BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock subject to possible redemption, outstanding (in shares)	23,000,000	23,000,000
Class A ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares issued	23,000,000	23,000,000
Common shares, shares outstanding	23,000,000	23,000,000
Class A common stock subject to possible redemption, outstanding (in shares)	23,000,000	23,000,000
Class B ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000